Supplemental Disclosures - Cash Flow Supplemental Information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Dividends Payable [Roll Forward]
Dividends payable at the beginning of the period	$ 99.4	$ 43.5
Dividends paid	(254.5)	(144.7)
Dividends declared	211.9	200.6
Dividends payable at the end of the period	56.8	99.4
Long-term Debt [Roll Forward]
Long-term debt beginning of the period	1,441.5	1,970.2
Increase in bank debt, net	2,675.1	(338.5)
Repayment of senior guaranteed notes and acquired long-term debt	(897.9)	(281.8)
Realized gain on cross currency swap maturity	147.7	63.8
Acquisitions through business combinations	363.8
Foreign exchange	(163.9)	27.8
Long-term debt end of the period	3,566.3	1,441.5
Lease Liability [Roll Forward]
Lease liability, beginning of year	124.1	141.4
Payments of lease liabilities	(20.8)	(20.4)
Additions	38.2	3.8
Other	0.0	(0.7)
Acquisitions through business combinations	4.3	0.0
Dispositions	(1.1)	0.0
Lease liability, end of year	$ 144.7	$ 124.1